Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note O - Fair Value of Financial Instruments
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair values:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the Company’s valuation methodologies used to measure and disclose the fair values of its financial assets and liabilities on a recurring or nonrecurring basis:
Securities: The fair values for securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.
Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses. For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. In some instances, fair value adjustments can be made based on a quoted price from an observable input, such as a purchase agreement. Such adjustments would be classified as a Level 2 classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.
Other Real Estate Owned: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. In some instances, fair value adjustments can be made based on a quoted price from an observable input, such as a purchase agreement.  Such adjustments would be classified as a Level 2 classification.
Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of management reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with management’s own assumptions of fair value based on factors that include recent market data or industry-wide statistics.

On an as-needed basis, the Company reviews the fair value of collateral, taking into consideration current market data, as well as all selling costs that typically approximate 10%.
Interest Rate Swap Agreements: The fair value of interest rate swap agreements is determined using the market standard methodology of netting the discounted future fixed cash payments (or receipts) and the discounted expected variable cash receipts (or payments).  The variable cash receipts (or payments) are based on the expectation of future interest rates (forward curves) derived from observed market interest rate curves (Level 2).

Assets and Liabilities Measured on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government securities	—	$20,143	—
U.S. Government sponsored entity securities	—	25,916	—
Agency mortgage-backed securities, residential	—	130,941	—
Interest rate swap derivatives	—	599	—

Liabilities:
Interest rate swap derivatives	—	(599)	—

	Fair Value Measurements at December 31, 2020, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	—	$18,153	—
Agency mortgage-backed securities, residential	—	94,169	—
Interest rate swap derivatives	—	928	—

Liabilities:
Interest rate swap derivatives	—	(928)	—

Assets and Liabilities Measured on a Nonrecurring Basis
There were no assets or liabilities measured at fair value on a nonrecurring basis at December 31, 2020. Assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2021 are summarized below:

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial and Industrial	$—	$—	$1,983

At December 31, 2021, the recorded investment of impaired loans measured for impairment using the fair value of collateral for collateral-dependent loans totaled $1,993, with a corresponding valuation allowance of $10, resulting in an increase of $10 in provision expense during the year ended December 31, 2021, with no corresponding charge-offs. At December 31, 2020, the Company had no recorded investment of impaired loans measured for impairment using the fair value of collateral for collateral-dependent loans and, therefore, recorded no impact to provision expense during the year ended December 31, 2020.
There was no other real estate owned that was measured at fair value less costs to sell at December 31, 2021 and 2020. Furthermore, there were no corresponding write-downs during the years ended December 31, 2021 and 2020.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2021:

December 31, 2021	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range	(Weighted Average)
Impaired loans:
Commercial and Industrial	$1,983	Sales approach	Adjustment to comparables and equipment comparables	0% to 25%	18.5%

The carrying amounts and estimated fair values of financial instruments at December 31, 2021 and December 31, 2020 are as follows:

		Fair Value Measurements at December 31, 2021 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$152,034	$152,034	$—	$—	$152,034
Certificates of deposit in financial institutions	2,329	—	2,329	—	2,329
Securities available for sale	177,000	—	177,000	—	177,000
Securities held to maturity	10,294	—	6,063	4,387	10,450
Loans, net	824,708	—	—	821,899	821,899
Interest rate swap derivatives	599	—	599	—	599
Accrued interest receivable	2,695	—	363	2,332	2,695

Financial Liabilities:
Deposits	1,059,908	870,626	189,796	—	1,060,422
Other borrowed funds	19,614	—	20,279	—	20,279
Subordinated debentures	8,500	—	5,657	—	5,657
Interest rate swap derivatives	599	—	599	—	599
Accrued interest payable	439	1	438	—	439

		Fair Value Measurements at December 31, 2020 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$138,303	$138,303	$—	$—	$138,303
Certificates of deposit in financial institutions	2,500	—	2,500	—	2,500
Securities available for sale	112,322	—	112,322	—	112,322
Securities held to maturity	10,020	—	4,989	5,355	10,344
Loans, net	841,504	—	—	837,387	837,387
Interest rate swap derivatives	928	—	928	—	928
Accrued interest receivable	3,319	—	283	3,036	3,319

Financial Liabilities:
Deposits	993,739	787,078	208,552	—	995,630
Other borrowed funds	27,863	—	29,807	—	29,807
Subordinated debentures	8,500	—	5,556	—	5,556
Interest rate swap derivatives	928	—	928	—	928
Accrued interest payable	1,100	1	1,099	—	1,100

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.